Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Summary of Accounts Payable and Accrued Liabilities
The accounts payable and accrued liabilities are as follows:

	2020 $	2019 $

Accounts payable	20,400,949	21,707,080
Accrued other expenses	10,034,409	2,602,292
Accrued payroll expenses	3,797,784	1,952,853

	34,233,142	26,262,225